Non-Controlling Interest	12 Months Ended
Jun. 30, 2021
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTEREST
18.	NON-CONTROLLING INTEREST

On July 3, 2018, the Group acquired 51% equity interest of Zhonghui. Zhonghui was sold to a third party in December 2020, and had been divested from our consolidated financial statement since then. As of June 30, 2020 non-controlling interest related to the 49% minority interest in Zhonghui was RMB2,525. As of June 30, 2021, non-controlling interest was RMB nil.

For the years ended June 30, 2019 and 2020, non-controlling interest related to Zhonghui in the Consolidated Statements of Operations and Comprehensive Income (Loss) was loss of RMB1,508 and RMB648, respectively. For the year ended June 30, 2021, non-controlling interest related to Zhonghui in the Consolidated Statements of Operations and Comprehensive Income (Loss) was gain of RMB304.